UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan

1055 Maitland Center Commons
Maitland, FL 32751
(Address of principal executive offices)	(Zip code)

Mike Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-846-7526

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Annual Report

December 31, 2006

Timothy Plan Family of Funds:

Conservative Growth Portfolio Variable Series

Strategic Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

December 31, 2006

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

It is hard to believe that another year has come and gone.  The year of 2006 once again demonstrated the fact that markets go up and markets go down as things started out on a strong note, got really weak in the middle months and then finished fairly strong.  All-in-all, your Timothy Plan funds performed quite well as you can readily see in the interior of this Annual Report.

Your investment in either of the two asset-allocation funds in this variable series is diversified into five of our underlying mutual funds which cover five distinct asset categories.  The wisdom of incorporating an asset-allocation strategy into your investment program was demonstrated by the fact that equity funds with a value emphasis once again out-performed those with an emphasis on growth.  This pendulum swings both ways and, we believe, this trend will reverse one of these days.  Since no one knows the future and if or when that day may come, asset-allocation continues to be an important strategy.

That having been said, there are two main ingredients to good investment performance: (1) A good investment climate, and (2) good investment management.  Although we have little control over the first ingredient, we do take our responsibility on the second ingredient very seriously, i.e., to select top-tier money managers.  As a result, we found it necessary to make a change in our underlying Small Cap Value Fund this year.  On January 1st, 2006, Westwood Management Corporation’s small-cap division assumed management duties for this fund and, I think you will agree, they have done a fine job.  Although no further management changes are anticipated at this time, our pledge to you, our shareholders, is that we will monitor and pursue the best management firms available to oversee the underlying funds.

I mentioned our Biblical Stewardship Seminar Series in last year’s letter and I am pleased to report that we have formed a not-for-profit company, Sola Scriptura Ministries, to take over responsibility of training and distributing this course to Christian leaders throughout our nation.  Pastor Pat Hail, Glendale, AZ, has become Executive Director and would love to hear from you if you would like this comprehensive course taught in your church.  Call us at 1-800-846-7526 or click on the Biblical Stewardship Seminar link on our timothyplan.com web site to get in touch with him.

Once again, this letter would be incomplete if I did not thank you for your faithfulness in becoming part of the Timothy Plan Family and the morally responsible investment movement that we represent.

Sincerely,

Arthur D. Ally,

President

Timothy Plan Letter from the President [1]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W. Fairbanks Avenue Winter Park, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750 Born: 1956	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

			None

Timothy Plan Officers and Trustees [2]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL 32701 Born: 1947	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Principal of Richard W. Copeland, Attorney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI 48412 Born: 1946	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL 32814 Born: 1949	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University and MAT from Rollins College, FL.

			None

Timothy Plan Officers and Trustees [3]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO 80904 Born: 1950	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Certified Public Accountant. Director of Operation, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Retired Air Force Officer. Past President, Westwind Holding, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, from 1979-1997. President, Designer Services Group 1980-1988.

			None

Timothy Plan Officers and Trustees [4]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P. O. Box 50434 Indianapolis, IN 46250 Born: 1960	Trustee	Indefinite; since 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA 30075 Born: 1951	Trustee	Indefinite; since 1/1/04	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as president and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office And Length of Time Served	Number of Portfolios In Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO 64024 Born: 1951	Trustee	Indefinite; Trustee since 2005	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastured three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)

			None

Timothy Plan Officers and Trustees [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

RETURNS FOR THE YEAR ENDED

December 31, 2006

Fund/Index	1 Year	3 Year	Average Annual Total Return Since Inception May 1, 2002
Timothy Plan Conservative Growth Portfolio Variable Series	9.16%	6.81%	5.59%
S&P 500 Index	15.78%	10.42%	8.00%

Timothy Plan Conservative Growth Variable

vs S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the S&P 500 Index on May 1, 2002 and held through December 31, 2006. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Officers and Trustees [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2006

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

Fixed Income	27.46%
Mid & Large Cap Value	27.28%
Mid & Large Cap Growth	19.85%
Small-Cap Value	14.88%
Cash & Equivalents	10.16%
Other Assets Less Liabilities	0.37%
100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2006, through December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing

Timothy Plan Officers and Trustees [7]

costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 Through December 31, 2006
Actual	$1,000.00	$1,062.57	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.54

* Expenses are equal to the Fund’s annualized expense ratio of 0.69%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value the first line in the table is based on its actual total return of 6.26% for the six-month period of July 1, 2006, to December 31, 2006.

		CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of December 31, 2006

MUTUAL FUNDS - 89.47%
number of shares		market value

738,151	Timothy Fixed Income Fund - Class A	$ 7,337,225
731,744	Timothy Large/Mid-Cap Growth Fund - Class A *	5,305,146
509,344	Timothy Large/Mid-Cap Value Fund - Class A	7,288,711
266,184	Timothy Small-Cap Value Fund - Class A	3,976,785

	Total Mutual Funds (cost $23,074,714)	23,907,867

SHORT TERM INVESTMENTS - 10.16%
number of shares		market value

45,351	Fidelity Institutional Money Market, 5.18% (A)	45,351
2,670,682	Timothy Plan Money Market Fund, 4.66% (A)	2,670,682

	Total Short-Term Investments (cost $2,716,033)	2,716,033

	Total Investments - 99.63% (cost $25,790,747)	26,623,900

	OTHER ASSETS LESS LIABILITIES - 0.37%	99,047

	Net Assets - 100.00%	$ 26,722,947

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at December 31, 2006.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006

ASSETS
amount

Investments in Securities at Market Value (cost $25,790,747) [NOTE 1]	$ 26,623,900
Receivables:
Interest	8,675
For Fund Shares Sold	113,155

Total Assets	26,745,730

LIABILITIES
amount

Payable to Adviser	$ 2,201
Payable to Affiliates	5,501
Accrued Expenses	15,081

Total Liabilities	22,783

NET ASSETS
amount

Net Assets	$ 26,722,947

SOURCES OF NET ASSETS
amount

At December 31, 2006, Net Assets Consisted of:
Paid-in Capital	$ 25,200,025
Accumulated Undistributed Net Investment Income	2,504
Accumulated Undistributed Net Realized Gain on Investments	687,265
Net Unrealized Appreciation in Value of Investments	833,153

Net Assets	$ 26,722,947

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	2,200,754
Net Asset Value, Offering and Redemption Price Per Share ($26,722,947 / 2,220,754 Shares)	$ 12.14

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

INVESTMENT INCOME
amount

Interest	$ 91,614
Dividends	780,531

Total Investment Income	872,145

EXPENSES
amount

Investment Advisory Fees [Note 3]	20,189
Fund Accounting , Transfer Agency & Administration Fees	42,843
Custodian Fees	4,008
Participation Fees	50,472
Audit Fees	5,528
Legal Expense	3,988
Printing Expense	5,020
Insurance Expense	962
Trustee Fees	955
Miscellaneous Expense	11,717

Total Expenses	145,682

Net Investment Income	726,463

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain on Investments	55,700
Capital Gain Distributions from Investment Companies	671,428
Change in Unrealized Appreciation (Depreciation) of Investments	345,744
Net Realized and Unrealized Gain on Investments	1,072,872

Increase in Net Assets Resulting from Operations	$ 1,799,335

	CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	year ended	year ended
	12/31/06	12/31/05

Operations:
Net Investment Income	$ 726,463	$ 36,731
Net Realized Gain on Investments	55,700	10,679
Capital Gain Distributions from Investment Companies	671,428	543,016
Net Change in Unrealized Appreciation (Depreciation) of Investments	345,744	486
Net Increase in Net Assets (resulting from operations)	1,799,335	590,912

Distributions to Shareholders:
Net Investment Income	(727,875)	(23,564)
Net Realized Gains	(597,832)	(22,070)
Total Distributions to Shareholders	(1,325,707)	(45,634)

Capital Share Transactions:
Proceeds from Shares Sold	13,154,180	8,180,605
Dividends Reinvested	1,325,707	45,633
Cost of Shares Redeemed	(1,827,179)	(1,570,803)
Increase in Net Assets (resulting from capital share transactions)	12,652,708	6,655,435

Total Increase in Net Assets	13,126,336	7,200,713

Net Assets:
Beginning of Year	13,596,611	6,395,898

End of Year	$ 26,722,947	$ 13,596,611

Accumulated Undistributed Net Investment Income	$ 2,504	$ 24,949

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	1,083,035	722,404
Shares Reinvested	108,843	4,000
Shares Redeemed	(150,773)	(139,073)
Net Increase in Number of Shares Outstanding	1,041,105	587,331

				CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year	year	year	year		period
	ended	ended	ended	ended		ended (a)
	12/31/06	12/31/05	12/31/04	12/31/03		12/31/02

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$ 11.72	$ 11.18	$ 10.55	$ 8.97		$ 10.00

Income from Investment Operations:
Net Investment Income	0.35	0.05 (b)	0.03 (b)	0.02	(b)	0.07	(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.73	0.55	0.60	1.56		(1.07)
Total from Investment Operations	1.08	0.60	0.63	1.58		(1.00)

Less Distributions:
Dividends from Net Investment Income	(0.36)	(0.03)	-	-		(0.03)
Dividends from Realized Gains	(0.30)	(0.03)	-	-		-
Total Distributions	(0.66)	(0.06)	-	-		(0.03)

Net Asset Value at End of Period	$ 12.14	$ 11.72	$ 11.18	$ 10.55		$ 8.97

Total Return (c)	9.16%	5.33%	5.97%	17.61%		(10.00)%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$ 26,723	$ 13,597	$ 6,396	$ 3,683		$ 1,505

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment
of Expenses by Advisor (e)	0.72%	0.78%	0.65%	0.85%		3.09%	(g)
After Reimbursement and Waiver / Recoupment
of Expenses by Advisor (e)	0.72%	0.85%	0.85%	0.85%		0.85%	(g)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	3.59%	0.48%	0.74%	0.36%		(1.45)%	(g)
of Expenses by Advisor (e)(f)
After Reimbursement and Waiver / Recoupment	3.59%	0.41%	0.54%	0.36%		0.79%	(g)
of Expenses by Advisor (e)(f)

Portfolio Turnover	2.04%	1.25%	2.26%	2.30%		6.48%

(a) For the period May 1, 2002 (commencement of operations) to December 31, 2002.
(b) Net Investment Income was calculated using average shares method.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred. .
(d) For periods of less than one full year, total returns are not annualized.
(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Annualized.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

RETURNS FOR THE YEAR ENDED

December 31, 2006

Fund/Index	1 Year	3 Year	Average Annual Total Return Since Inception May 6, 2002
Timothy Plan Strategic Growth Portfolio Variable Series	9.83%	7.94%	5.78%
S&P 500 Index	15.78%	10.42%	8.00%

Timothy Plan Conservative Growth Variable

vs S&P 500 Index

Timothy Plan Officers and Trustees [8]

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, and the S&P 500 Index on May 6, 2002 and held through December 31, 2006. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2006

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

Mid & Large Cap Growth	32.45%
Mid & Large Cap Value	22.48%
Small Cap Value	17.64%
Aggressive Growth	17.39%
Fixed Income	9.99%
Cash & Equivalents	0.25%
Liabilities in Excess of Other Assets	(0.20)%

Timothy Plan Officers and Trustees [9]

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2006, through December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 Through December 31, 2006
Actual	$1,000.00	$1,064.48	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.57

* Expenses are equal to the Fund’s annualized expense ratio of 0.70%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period.) The Fund’s ending account value the first line in the table is based on its actual total return of 6.45% for the six-month period of July 1, 2006, to December 31, 2006.

Timothy Plan Officers and Trustees [10]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of December 31, 2006

MUTUAL FUNDS - 99.95%
number of shares		market value

352,559	Timothy Aggressive Growth Fund - Class A	$ 2,482,018
143,452	Timothy Fixed Income Fund - Class A	1,425,913
638,792	Timothy Large/Mid-Cap Growth Fund - Class A *	4,631,239
224,209	Timothy Large/Mid-Cap Value Fund - Class A	3,208,434
168,441	Timothy Small-Cap Value Fund - Class A	2,516,502

	Total Mutual Funds (cost $13,173,401)	14,264,106

SHORT TERM INVESTMENTS - 0.25%
number of shares		market value

35,981	Timothy Plan Money Market Fund, 4.66% (A)	35,981

	Total Short-Term Investments (cost $35,981)	35,981

	Total Investments - 100.20% (cost $13,209,382)	14,300,087

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%	(29,261)

	Net Assets - 100.00%	$ 14,270,826

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at December 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006

ASSETS
amount

Investments in Securities at Market Value (cost $13,209,382) [NOTE 1]	$ 14,300,087
Receivables:
Fund Shares Sold	5,584
Interest	387

Total Assets	14,306,058

LIABILITIES
amount

Payable to Adviser	$ 1,204
Payable to Affiliates	3,011
Payable for Fund Shares Redeemed	22,175
Accrued Expenses	8,842

Total Liabilities	35,232

NET ASSETS
amount

Net Assets	$ 14,270,826

SOURCES OF NET ASSETS
amount

At December 31, 2006, Net Assets Consisted of:
Paid-in Capital	$ 12,553,070
Accumulated Undistributed Net Realized Gain on Investments	627,051
Net Unrealized Appreciation in Value of Investments	1,090,705

Net Assets	$ 14,270,826

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	1,182,690
Net Asset Value, Offering and Redemption Price Per Share ($14,270,826 / 1,182,690 Shares)	$ 12.07

*See accompanying notes which are an integral part of these financial statements.

STRATEGIC
GROWTH PORTFOLIO VARIABLE SERIES
STATEMENT OF OPERATIONS
For the year ended December 31, 2006

INVESTMENT INCOME
amount

Interest	$ 3,252
Dividends	343,814

Total Investment Income	347,066

EXPENSES
amount

Investment Advisory Fees [Note 3]	11,839
Fund Accounting, Transfer Agency & Administration Fees	25,204
Custodian Fees	2,839
Participation Fees	29,598
Audit Fees	3,238
Legal Expense	2,359
Printing Fees	2,754
Insurance Expense	695
Trustee Fees	406
Miscellaneous Expense	6,730

Total Expenses	85,662

Net Investment Income	261,404

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain on Investments	106,125
Capital Gain Distributions from Investment Companies	661,173
Change in Unrealized Appreciation (Depreciation) of Investments	99,726
Net Realized and Unrealized Gain on Investments	867,024

Increase in Net Assets Resulting from Operations	$ 1,128,428

*See accompanying notes which are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	year	year
	ended	ended
	12/31/06	12/31/05

Operations:
Net Investment Income (Loss)	$ 261,404	$ (38,312)
Net Realized Gain on Investments	106,125	69,867
Capital Gain Distributions from Investment Companies	661,173	365,967
Change in Unrealized Appreciation (Depreciaton) of Investments	99,726	131,682
Net Increase in Net Assets (resulting from operations)	1,128,428	529,204

Distributions to Shareholders:
Net Income	(261,404)	-
Net Realized Gains	(540,046)	(161,628)
Total Distributions to Shareholders	(801,450)	(161,628)

Capital Share Transactions:
Proceeds from Shares Sold	4,758,582	2,775,375
Dividends Reinvested	801,450	161,628
Cost of Shares Redeemed	(1,276,179)	(1,051,806)
Increase in Net Assets (resulting from capital share transactions)	4,283,853	1,885,197

Total Increase in Net Assets	4,610,831	2,252,773

Net Assets:
Beginning of Year	9,659,995	7,407,222

End of Year	$ 14,270,826	$ 9,659,995

Accumulated Undistributed Net Investment Income	$ -	$ -

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	391,478	247,904
Shares Reinvested	66,072	13,886
Shares Redeemed	(104,473)	(95,006)

Net Increase in Number of Shares Outstanding	353,077	166,784

*See accompanying notes which are an integral part of these financial statements.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year	year		year		year		period
	ended	ended		ended		ended		ended (a)
	12/31/06	12/31/05		12/31/04		12/31/03		12/31/02

Per Share Operating Performance:
Net Asset Value, Beginning of Period	$ 11.64	$ 11.18		$ 10.34		$ 8.25		$ 10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.23	(0.05)	(b)	(0.01)	(b)	(0.02)	(b)	(0.01)	(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.91	0.71		0.85		2.11		(1.74)
Total from Investment Operations	1.14	0.66		0.84		2.09		(1.75)

Less Distributions:
Dividends from Net Investment Income	(0.23)	-		-		-		-
Dividends from Realized Gains	(0.48)	(0.20)		-		-		-
Total Distributions	(0.71)	(0.20)		-		-		-

Net Asset Value at End of Period	$ 12.07	$ 11.64		$ 11.18		$ 10.34		$ 8.25

Total Return (c)	9.83%	5.89%		8.12%		25.33%		(17.50)%	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$ 14,271	$ 9,660		$ 7,407		$ 4,162		$ 1,337

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment
of Expenses by Advisor (e)	0.72%	0.79%		0.72%		0.85%		5.14%	(g)
After Reimbursement and Waiver / Recoupment
of Expenses by Advisor (e)	0.72%	0.85%		0.85%		0.85%		0.85%	(g)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	2.21%	(0.42)%		0.03%		(0.41)%		(4.52)%	(g)
of Expenses by Advisor (e)(f)
After Reimbursement and Waiver / Recoupment	2.21%	(0.48)%		(0.10)%		(0.41)%		(0.23)%	(g)
of Expenses by Advisor (e)(f)

Portfolio Turnover	2.62%	3.43%		8.79%		4.94%		0.00%

(a) For the period May 1, 2002 (commencement of operations) to December 31, 2002.

(b) Net Investment Income was calculated using average shares method.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred. .
(d) For periods of less than one full year, total returns are not annualized.
(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Annualized.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2006

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, Fixed Income Fund, and the Money Market Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees (the “Board). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

•	Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to review and supervision of the Board.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written

Timothy Plan Officers and Trustees [11]

policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time of those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

In September 2006, Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Timothy Plan Officers and Trustees [12]

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2006

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

•	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

•	Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

•	Federal Income Taxes.

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders, therefore, no federal income tax provision is required.

In June 2006, FASB issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

•	Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

•	Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the fiscal year ended December 31, 2006, Conservative Growth Portfolio reclassified $21,033 of distributions in excess of short-term capital gain to net investment income. No such adjustments were made for Strategic Growth Portfolio.

•	Expenses.

Timothy Plan Officers and Trustees [13]

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis (as determined by the Board).

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended December 31, 2006:

Timothy Plan Officers and Trustees [14]

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2006

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

                Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 24, 2006. TPL supervises the investment of the assets of each Funds’ portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the year ended December 31, 2006 were $20,189 and $11,839 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $2,201 and $1,204, respectively, at December 31, 2006. An officer and trustee of the Funds is also an officer of the Adviser.

TPL has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through April 30, 2008. The Funds have agreed to repay these expenses in the first, second and third fiscal years following the year of the waivers/reimbursements, to the extent the total expenses of the Funds for any such year or years do not exceed the expense limitation of 0.85%.

At December 31, 2006, there were no cumulative amounts available for recoupment that were previously paid and/or waived by TPL on behalf of the Funds.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2006, American United Life Insurance Co. (“AUL”) held for the benefit of others in aggregate, approximately 76% of Conservative Growth Portfolio and approximately 46% of Strategic Growth Portfolio; Annuity Investors Life Insurance Co. (“AILIC”) held for the benefit of others in aggregate, approximately 24% of Conservative Growth Portfolio and approximately 54% of Strategic Growth Portfolio.

The Trust and TPL have entered into Participation Agreements with AUL and AILIC. Under the Participation Agreements, AUL and AILIC maintain the records related to the Funds’ shares in the insurance company separate accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services for an administrate services fees of 0.25% of each Fund’s assets.

Note 5 - Unrealized Appreciation (Depreciation)

At December 31, 2006, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

Timothy Plan Officers and Trustees [15]

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2006

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2005 and 2006 were as follows:

* The differences between book-basis and tax-basis unrealized appreciation are attributable to differing treatments of wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

The Timothy Plan

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series (the “Funds”), two of the portfolios constituting The Timothy Plan, as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2005 were audited by other auditors, who expressed unqualified opinions on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series, two of the portfolios constituting The Timothy Plan as of December 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

February 21, 2007

DISCLOSURES

December 31, 2006

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Board Approval of Advisory Agreement (Unaudited)

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 24, 2006. The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser's experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds' prospectus. Also considered was TPL's agreement to waive fees and/or reimburse fund expenses for the Funds at 0.85% through April 30, 2008.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL's business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2005. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained TPL, and TPL's role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL's services to the Funds. In particular, the Board noted with approval TPL's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that TPL currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that TPL had been subsidizing many of the Funds' operations since their inception at significant expense to TPL, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser's contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser's performance in monitoring the investment managers. The Board generally approved of each Fund's performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser's business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser's past activities on monitoring the performance of the Funds' various investment managers and the promptness and efficiency with which problems were brought to the Board's attention and responsible remedies proffered and executed. After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds' shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

DISCLOSURES

December 31, 2006

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Tax Information (Unaudited)

We are required to advise you within 60 days of each Fund’s fiscal year end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fiscal year ended December 31, 2006.

During the fiscal year ended December 31, 2006, the Funds paid distributions derived from long-term capital gains, and hereby designate as capital gain dividends pursuant to Internal Revenue Code Section 852(b)(3)(c) the following amounts:

Conservative Growth Portfolio      Strategic Growth Portfolio

Long-term Capital Gains	$576,799	$540,046
Per Share	$0.2852	$0.4835

Individual shareholders are eligible for reduced tax rates on qualified dividend income. During the fiscal year ended December 31, 2006, the percentage of total ordinary income dividends qualifying for the 15% dividend tax rate is as follows:

Conservative Growth Portfolio
Percentage	100.00%

Corporate shareholders may exclude from regular income a portion of qualifying dividends. During the fiscal year ended December 30, 2006, the percentage of total ordinary income dividends qualifying for the 15% dividend tax rate is as follows:

Conservative Growth Portfolio

Percentage	100.00%

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting. Short term capital gain distributions are taxed as ordinary income. Shareholders should consult their own tax Advisers.

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes the details regarding the Fund’s objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd.

Item 2. Code of Ethics.

(a)    As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)          For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)          Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)          Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)          Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)           Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)           The registrant has an Audit committee currently composed of three independent Trustees, Mr. Wesley Pennington, Mr. John Mulder and Mr. Charles Nelson. The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such..

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan

FY 2006	$ 83,500
FY 2005	$ 83,500

(b)	Audit-Related Fees

The Timothy Plan	Registrant	Adviser
FY 2006	$ 0	$ 0

FY 2005	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

The Timothy Plan
FY 2006	$ 22,000
FY 2005	$ 22,000

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

The Timothy Plan
Registrant	Adviser
FY 2006	$ 0
FY 2005	$ 0

Nature of the fees:

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)          During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)          The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser
FY 2006	$ 0	$0
FY 2005	$ 0	$0

(h)          Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.	Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of December 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Timothy Plan

By

*__/s/ Arthur D. Ally_ ________________
Arthur D. Ally, President

Date	3/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*_/s/ Arthur D. Ally__ ___________

Arthur D. Ally, President

Date	3/20/2007

By

*	/s/ Arthur D. Ally

Arthur D. Ally, Treasurer

Date	3/20/2007